SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2013 USD ($) $ / shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) employees $ / shares shares	Dec. 31, 2014 USD ($) employees $ / shares shares	Dec. 31, 2013 USD ($)
Stockholders' Equity Note [Abstract]
Options exercised (in shares) | shares			64,000.000	144,000
Number of officers who exercised options | employees			2	1
Number of employees exercising options | employees			3	2
Number of directors who exercised share options | employees				3
Exercised share price (in dollars per share) | $ / shares			$ 10.55	$ 6.44
Premium on stock options exercised			$ 600,000	$ 800,000
Number of employees who exercised options and received cash | employees				1
Number of options exercised satisfied by cash payment | shares				80,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised during the period			300,000	$ 2,900,000	$ 900,000
Equity component of convertible bond issuance, net	$ 20,722,000		0	0	20,722,000
Amortization of deferred equity contributions		$ 2,044,000	$ 2,044,000	4,520,000	$ 20,197,000
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt amount	$ 350,000,000
Conversion price (in dollars per share) | $ / shares	$ 21.945		$ 16.2456
Premium of conversion price to share price	33.00%
Ship Finance International Limited Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised during the period				$ 1,200,000